SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives
Years

Buildings	50
Computers, software and electronic equipment	2 - 10
Office furniture and equipment	3 - 15
Vehicles	3 - 7

Schedule of Accumulated Other Comprehensive Income, Net
	December 31, 2024
	Foreign currency translation adjustments	Unrealized gains on cash flow hedges	Total

Beginning balance	$(5,995)	$680	$(5,315)

Other comprehensive loss before reclassifications	(1,193)	565	(628)
Amounts reclassified from accumulated other comprehensive income	-	(177)	(177)

Net current-period other comprehensive income	(1,193)	388	(805)

Ending balance	$(7,188)	$1,068	$(6,120)

	December 31, 2023
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(6,212)	$(635)	$(6,847)

Other comprehensive loss before reclassifications	217	(1,290)	(1,073)
Amounts reclassified from accumulated other comprehensive loss	-	2,605	2,605

Net current-period other comprehensive income	217	1,315	1,532

Ending balance	$(5,995)	$680	$(5,315)